Note 11 - Mezzanine Equity and Stockholders' Equity (Details Textual)							3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 09, 2023 USD ($)	Aug. 15, 2023 shares	Apr. 24, 2023 USD ($) $ / shares shares	Feb. 21, 2023 USD ($) $ / shares shares	Jan. 20, 2023 USD ($) $ / shares shares	Nov. 17, 2022 $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2020 shares	Sep. 17, 2020 USD ($)
Equity Issued During Period, Units, New Issues (in shares)			204,779
Units, Number of Warrants Called by Each Unit (in shares)			1
Shares Issued, Price Per Share (in dollars per share) | $ / shares			$ 52.74
Proceeds from Issuance or Sale of Equity, Gross | $			$ 12,400,000
Proceeds from Issuance or Sale of Equity | $			$ 10,800,000
Stock Issued During Period, Value, Exercise Of Warrants | $									$ 843,000			$ 843,000
Proceeds from Warrant Exercises | $										$ 0	$ 843,000	$ 843,000	$ 0
Preferred Stock, Shares Authorized (in shares)						5,000,000		5,000,000		4,975,680		5,000,000	4,960,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Common Stock | $										$ 1,367,000	0	$ 755,000	$ 4,253,000
Units, Number of Securities Called by Each Unit (in shares)			1
The 2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)								38,000				38,000		1,723
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized (in shares)		35,834
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)								19,000				19,000	1,000
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)						40,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.001
Common Stock, Dividends, Shares Issued Per Share, Declared						0.9
Stock Dividends, Shares, Total (in shares)						38,610
Preferred Stock, Convertible, Conversion Price (in dollars per share) | $ / shares						$ 0.01
Over-Allotment Option [Member]
Overallotment, Potential Issuable Shares (in shares)			30,717
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			30,717
ATM Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)								47,132		143,120			11,491
Proceeds from Issuance of Common Stock | $								$ 800,000		$ 1,400,000			$ 4,300,000
Shares Authorized to Be Offered and Sold Under Offering Agreement, Value | $															$ 10,000,000
Proceeds from Issuance or Sale of Equity, Gross Amount | $													4,400,000
ATM Program [Member] | Forecast [Member]
Stock Issued During Period, Shares, New Issues (in shares)							143,120
Proceeds from Issuance of Common Stock | $							$ 1,400,000
ATM Program [Member] | Ladenburg [Member]
Commission Fee, Percent Fee	3.00%
Reimbursement, Maximum Disbursement | $	$ 60,000
Reimbursement, Additional Maximum Quarterly Disbursement | $	$ 3,000
April 2023 Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares			$ 52.74
Warrants and Rights Outstanding, Term (Year)			5 years
December 2019 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 10,881	$ 10,881
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				307	88
May 2020 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 7,177.5	$ 7,177.5
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				307	311
March 2021 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 3,240
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					4,945
January 2023 Existing Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 180
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					5,343
Stock Issued During Period, Value, Exercise Of Warrants | $					$ 1,000,000
Proceeds from Warrant Exercises | $				$ 700,000	$ 700,000
Fair Value of Warrant Modifications Related to Warrant Exercise Inducement | $				$ 1,200,000						0	1,238,000	$ 1,238,000	0
January 2023 New Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 193.68
Warrants and Rights Outstanding, Term (Year)					5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					10,686
July 2018 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 10,800
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				70
December 2018 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 10,935
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				554
February 2023 Existing Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 127.08
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				1,236
Stock Issued During Period, Value, Exercise Of Warrants | $				$ 200,000
Proceeds from Warrant Exercises | $				100,000
Fair Value of Warrant Modifications Related to Warrant Exercise Inducement | $				$ 300,000						$ 0	$ 274,000	$ 274,000	$ 0
February 2023 New Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 193.68
Warrants and Rights Outstanding, Term (Year)				5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				2,472